Bitwise Web3 ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
Common Stocks – 99.8%
Communication Services – 25.7%
Alphabet, Inc., Class C ......................................................... 281 $ 80,608
Electronic Arts, Inc. ............................................................ 1,232 251,168
Meta Platforms, Inc., Class A .................................................... 691 395,342
ROBLOX Corp., Class A
*
....................................................... 7,011 396,542
Take-Two Interactive Software, Inc.
*
............................................... 904 178,540
Tencent Holdings Ltd. .......................................................... 1,198 73,956
1,376,156
Energy – 1.8%
Exxon Mobil Corp. ............................................................. 553 93,822
Financials – 20.6%
Block, Inc.
*
................................................................... 2,686 161,644
Bullish
*
...................................................................... 2,956 105,618
Coinbase Global, Inc., Class A
*
................................................... 989 172,689
Etoro Group Ltd., Class A
*
...................................................... 926 27,808
Figure Technology Solutions, Inc., Class A
*
......................................... 3,409 115,736
Galaxy Digital, Inc., Class A
*
..................................................... 3,736 68,929
JPMorgan Chase & Co. ........................................................ 288 84,718
Mastercard, Inc., Class A ....................................................... 160 79,946
OSL Group Ltd.
*
.............................................................. 17,249 30,801
Robinhood Markets, Inc., Class A
*
................................................ 2,528 175,190
Visa, Inc., Class A ............................................................. 264 79,791
1,102,870
Information Technology – 46.8%
Akamai Technologies, Inc.
*
...................................................... 698 80,165
Applied Digital Corp.
*
........................................................... 5,487 130,261
Bitdeer Technologies Group, Class A
*
.............................................. 3,750 32,437
Bitfarms Ltd.
*
................................................................. 11,824 23,130
Cipher Digital, Inc.
*
............................................................ 7,751 99,755
Circle Internet Group, Inc.
*
...................................................... 2,459 234,613
Cleanspark, Inc.
*
.............................................................. 5,017 42,695
Cloudflare, Inc., Class A
*
........................................................ 1,284 264,941
Core Scientific, Inc.
*
........................................................... 6,080 90,957
GPGI, Inc. ................................................................... 1,419 24,265
Hut 8 Corp.
*
.................................................................. 2,037 95,227
IREN Ltd.
*
................................................................... 6,343 217,438
MARA Holdings, Inc.
*
.......................................................... 7,267 59,299
Microsoft Corp. ............................................................... 204 75,515
NVIDIA Corp. ................................................................. 470 81,968
Riot Platforms, Inc.
*
............................................................ 7,294 90,154
Samsung Electronics Co. Ltd., GDR ............................................... 28 79,408
Shopify, Inc., Class A
*
.......................................................... 3,421 405,799
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .................................. 247 83,474
Terawulf, Inc.
*
................................................................ 8,136 117,402
Unity Software, Inc.
*
........................................................... 8,130 178,372
2,507,275

Bitwise Web3 ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Shares Value
Common Stocks (continued)
Real Estate – 4.9%
Equinix, Inc. .................................................................. 268 $ 262,704
Total Common Stocks (Cost $6,024,915) ......................................................... 5,342,827
Money Market Funds – 0.2%
DWS Government Money Market Series Institutional, 3.60%
(a)
(Cost $12,263) .............................................................. 12,263 12,263
Total Investments – 100.0%
(Cost $6,037,178) ........................................................................... $ 5,355,090
Liabilities in Excess of Other Assets – (0.0)%
†
....................................................... (1,224)
Net Assets – 100.0% .......................................................................... $ 5,353,866
* Non Income Producing
† Less than 0.05%
(a) Rate shown reflects the 7-day yield as of March 31, 2026.
ADR : American Depositary Receipt
GDR : Global Depositary Receipt
Summary of Investment Type
Industry
% of Net
Assets
Information Technology ........................................................................... 46.8%
Communication Services .......................................................................... 25.7%
Financials ...................................................................................... 20.6%
Real Estate ..................................................................................... 4.9%
Energy ........................................................................................ 1.8%
Money Market Funds ............................................................................. 0.2%
Total Investments ................................................................................ 100.0%
Liabilities in Excess of Other Assets .................................................................. (0.0)%
†
Net Assets ..................................................................................... 100.0%

Bitwise Web3 ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
3
Country Breakdown
^
Country
% of Net
Assets
United States .................................................................................... 78.5%
Canada ........................................................................................ 9.8%
Australia ....................................................................................... 4.1%
Cayman Islands ................................................................................. 2.0%
China .......................................................................................... 2.0%
Taiwan ......................................................................................... 1.6%
South Korea .................................................................................... 1.5%
Israel .......................................................................................... 0.5%
Liabilities in Excess of Other Assets .................................................................. (0.0)%
†
Total .......................................................................................... 100.0%
^ The Fund's country breakdown may change over time.
† Less than 0.05%